Trade and other receivables	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Trade and other receivables
16. Trade and other receivables

	2024 $m	2023 $m

Current

Trade receivables	651	580

Other receivables	41	68

Prepayments	93	92

	785	740

Non-current

Finance lease receivables	12	6

Other receivables	5	3

Prepayments	18	4

	35	13

Expected credit losses
The ageing of trade receivables shown below reflects the initial terms under the invoice rather than the revised terms in cases where payment flexibility has been provided to owners. The net balances presented in the table below could result in additional credit losses if they are ultimately found to be uncollectable. Expected credit losses relating to other receivables following their initial recognition are immaterial.

			2024			2023

	Gross $m	Credit loss allowance $m	Net $m	Gross $m	Credit loss allowance $m	Net $m

Not past due	384	–	384	354	(1)	353

Past due 1 to 30 days	90	(4)	86	88	(5)	83

Past due 31 to 90 days	80	(5)	75	69	(6)	63

Past due 91 to 180 days	53	(8)	45	51	(8)	43

Past due 181 to 360 days	66	(19)	47	38	(11)	27

Past due more than 361 days	98	(84)	14	86	(75)	11

	771	(120)	651	686	(106)	580

Movement in the allowance for expected credit losses	2024 $m	2023 $m

At 1 January	(106)	(117)

Impairment (loss)/reversal	(16)	1

System Fund impairment loss	(9)	–

Amounts written off	8	9

Exchange and other adjustments	3	1

At 31 December	(120)	(106)
In 2024, the Group refined its expected credit loss model to calculate historical experience for certain populations of owner groups with different risk profiles to the core population. The difference between providing on this basis and using the regional provision matrix is immaterial.
Credit risk
The Group trades only with recognised, creditworthy third parties. It is the Group’s policy that all customers who wish to trade on credit terms are subject to credit verification procedures. The maximum exposure to credit risk for trade and other receivables, excluding prepayments, at the end of the reporting period is their carrying value of $709m (2023: $657m).